Income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Profit before income taxes	₩ 4,466,610	₩ 3,797,608	₩ 3,170,472
Income taxes at statutory tax rates	1,222,840	917,802	765,395
Non-taxable income	(6,300)	(10,614)	(30,839)
Non-deductible expense	12,854	12,772	18,786
Tax credit	(23,317)	(195)	(401)
Recognition of deferred tax assets related to expired unused tax losses	0	0	(357,307)
Changes in deferred tax due to change in tax rate	0	(72,985)	0
Other	65,529	24,888	(13,709)
Refund due to adjustments of prior year tax returns	(3,261)	(23,265)	(36,372)
Income tax expenses	₩ 1,268,345	₩ 848,403	₩ 345,553
Effective tax rate	28.40%	22.34%	10.90%